Trade Accounts Receivable, Net - Aging of Accounts Receivable (Details) - Gross carrying amount - Trade receivables - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable, Net
Accounts receivable	$ 41,398	$ 47,765
Current
Trade Accounts Receivable, Net
Accounts receivable	25,424	36,978
0‑30 days
Trade Accounts Receivable, Net
Accounts receivable	9,892	7,517
31‑60 days
Trade Accounts Receivable, Net
Accounts receivable	1,398	1,037
61‑90 days
Trade Accounts Receivable, Net
Accounts receivable	835	463
91‑120 days
Trade Accounts Receivable, Net
Accounts receivable	1,017	291
120+ days
Trade Accounts Receivable, Net
Accounts receivable	$ 2,832	$ 1,479